RECLAMATION AND ENVIRONMENTAL OBLIGATION (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Jun. 30, 2025	Feb. 28, 2026	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
RECLAMATION AND ENVIRONMENTAL OBLIGATION
Restricted cash			$ 140,960		$ 0
Refunds received	$ 19,510
Oregon Energy LLC
RECLAMATION AND ENVIRONMENTAL OBLIGATION
Restricted cash		$ 140,960		$ 140,960		$ 160,470
Refunds received		$ 19,510
Reclamation costs							$ 160,470